RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Research and development costs expensed during the year	526,831	559,582	527,847
Amortization of capitalized development costs	180,554	139,629	115,191
Total research and development costs	707,385	699,211	643,038